Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Service Revenue		$ 340,855	$ 1,740,855
Operating expenses:
Research and development	1,556,673	311,999	4,302,447	1,372,151
General and administrative	481,209	2,677,503	5,023,142	2,938,726
Total operating expenses	2,037,882	2,989,502	9,325,589	4,310,877
Loss from operations	(2,037,882)	(2,648,647)	(7,584,734)	(4,310,877)
Other expense:
Interest expense, net	(520,906)	(1,148,351)	(1,998,321)	(749,479)
Change in fair value of derivative on debt	(536,345)	(736,298)	(45,051)	191,643
Long term investment written off				(1,769,300)
Loss on debt conversion	(27,504)	(124,598)	(343,700)
Total other expense	(1,084,755)	(2,009,247)	(2,387,072)	(2,327,136)
Net loss before non-controlling interests	(3,122,637)	(4,657,894)	(9,971,806)	(6,638,013)
Net loss attributable to non-controlling interests	(319,557)		469,204
Net loss attributable to Oncotelic Therapeutics, Inc.	$ (2,803,080)	$ (4,657,894)	$ (9,502,602)	$ (6,638,013)
Basic and diluted net loss per share attributable to common stock	$ (0.03)	$ (0.05)	$ (0.11)	$ (0.11)
Basic and diluted weighted average common stock outstanding	94,193,348	84,917,073	88,099,787	59,958,406